Note 5 - Personnel Expenses Including Share-based Remuneration - Compensation of Key Management Personnel (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Short-term employee benefits	$ 2,032	$ 2,121	$ 843
Post-employment and medical benefits	51	59	57
Share-based remuneration	1,179	536	621
Total	$ 3,262	$ 2,716	$ 1,521